CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue:
Gross Sales			$ 0	$ 0
Cost of Sales			0	0
Gross Margin			0	0
Operating Expenses:
Professional fees	$ 62,913	$ 151,120	343,498	131,054
General and administrative	173,843	218,648	993,291	1,051,798
Consulting	176,534	515,189	1,779,681	1,666,553
Total operating expenses	413,290	884,957	3,116,470	2,849,405
Loss from continuing operations	(413,290)	(884,957)	(3,116,470)	(2,849,405)
Other Income (Expense):
Change in fair value of derivatives	(366,009)	(202,710)	(179,252)	161,122
Change in fair value of contingent liability	174,675	15,000	(47,500)	(437,500)
Loss on issuance of derivatives	(1,086,158)	(17,676)	(2,068,536)	(191,162)
Loss on impairment of assets			(579,957)	(957,377)
Unrealized loss on investment in WTXR			(147,435)	0
Gain on extinguishment of derivative liability	28,573	351,971	1,431,541	264,539
Amortization of intangible assets			0	(112,850)
Interest income	3,366	3,288	12,564	10,768
Interest expense	(402,897)	(331,723)	(1,464,963)	(759,013)
Total other expense, net	(1,648,450)	(181,850)	(3,043,538)	(2,021,473)
Loss from continuing operations	(2,061,740)	(1,066,807)	(6,160,008)	(4,870,878)
Discontinued Operations:
Loss from operations of discontinued operations	0	(81,274)	(1,462,514)	(1,495,106)
Loss from shutdown of Axenic			(18,451)	0
Total Discontinued Operations	0	(81,274)	(1,480,965)	(1,495,106)
Net loss before income taxes	(2,061,740)	(1,148,081)	(7,640,973)	(6,365,984)
Provision for income taxes	0	0	0	0
Net Loss	(2,061,740)	(1,148,081)	(7,640,973)	(6,365,984)
Net loss attributable:
Non-controlling interest	0	(4,530)	(89,057)	(12,815)
Common stockholders	(2,061,740)	(1,143,551)	(7,551,916)	(6,353,169)
Net loss	$ (2,061,740)	$ (1,148,081)	$ (7,640,973)	$ (6,365,984)
Loss per share, basic	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.07)
Loss per share, diluted	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.07)
Weighted average shares outstanding, basic	155,230,324	110,756,892	115,064,908	92,515,600
Weighted average shares outstanding, diluted	155,230,324	110,756,892	115,064,908	92,515,600